Inv | Freedom Lifetime Income II Portfolio
Fund Summary Fund VIP Freedom Lifetime Income® II Portfolio
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inv Freedom Lifetime Income II Portfolio Investor Class
Fees (fees paid directly from your investment)

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Inv Freedom Lifetime Income II Portfolio Investor Class
Management fee		none
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.61%
Total annual fund operating expenses	[1]	0.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Expense Example (USD $)	Inv Freedom Lifetime Income II Portfolio Investor Class
1 year	62
3 years	195
5 years	340
10 years	762

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).
  Using an asset allocation among underlying Fidelity funds as of December 31, 2012, of approximately:

Domestic Equity Funds
Domestic Equity Funds	33.4%

International Equity Funds
Developed International Equity Fund	9.8%
Emerging Markets Equity Fund	3.0%

Bond Funds
Investment-Grade Bond Fund	39.4%
High Yield Bond Fund	5.1%

Short-Term Funds
Short-Term Fund	9.3%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.00%	June 30, 2009
Lowest Quarter Return	-14.97%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Inv Freedom Lifetime Income II Portfolio	Past 1 year	Past 5 years	Life of fund		Inception Date
Investor Class	11.60%	2.71%	5.27%	[1]	Jul. 26, 2005
Barclays® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.61%	[1]	Jul. 26, 2005
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.19%	[1]	Jul. 26, 2005
Fidelity VIP Freedom Lifetime Income II Composite Index (reflects no deduction for fees, expenses, or taxes)	9.73%	2.73%	4.88%	[1]	Jul. 26, 2005
[1]	From July 26, 2005.

Effective November 1, 2012, the fund began comparing its performance to the Barclays® U.S. Aggregate Bond Index rather than the S&P 500® Index because the Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.